Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, “the Company”). Inter-company accounts and transactions have been eliminated.
Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.
Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe and Asia.
Reportable segments. See Note 18 for further details.
Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.
Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 45.
Non-traded investments: The Company has invested in the U.S. affordable housing and historic renovation real estate markets. These non-traded investments have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. The Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized over the period that the tax credits are recognized. The carrying amounts of the investments, included in Other assets, were $223,935, $210,779 and $223,701 at December 31, 2014, 2013 and 2012, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were $198,776, $198,761 and $218,688 at December 31, 2014, 2013 and 2012, respectively.
Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

	December 31,
	2014		2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Publicly traded debt	$1,120,924	$1,160,280	$1,620,646	$1,614,739	$1,630,056	$1,706,487
Non-traded debt	5,056	4,812	4,675	4,430	5,798	5,600

Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into foreign currency option and forward currency exchange contracts with maturity dates of less than twelve months in 2014, 2013 and 2012, primarily to hedge against value changes in foreign currency. See Note 13. There were no material derivative contracts outstanding at December 31, 2014, 2013 and 2012.
Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan asset (a)	$23,870	$1,140	$22,730
Liabilities:
Deferred compensation plan liability (b)	$34,443	$34,443

(a)
The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $22,715.

(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis. Except for the acquisition-related fair value measurements described in Note 2 which qualify as level 2 measurements, there were no assets and liabilities measured at fair value on a nonrecurring basis in 2014.
Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of $53,770, $54,460 and $47,667 at December 31, 2014, 2013 and 2012, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. Account receivable balances are written-off against the allowance if a final determination of uncollectibility is made. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.
Reserve for obsolescence. The Company recorded a reserve for obsolescence of $90,712, $97,523 and $88,356 at December 31, 2014, 2013 and 2012, respectively, to reduce Inventories to their estimated net realizable value.
Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Impairments Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 4.
Intangible assets. Intangible assets include trademarks, non-compete covenants and certain intangible property rights. As required by the Goodwill and Other Intangibles Topic of the ASC, indefinite-lived trademarks are not amortized, but instead are tested annually for impairment, and between annual tests whenever an event occurs or circumstances indicate potential impairment. See Note 4. The cost of finite-lived trademarks, non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Finite-lived trademarks	5 years
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 19 years

Accumulated amortization of finite-lived intangible assets was $303,902, $279,102 and $260,065 at December 31, 2014, 2013 and 2012, respectively. See Note 4.
Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 4 and 5.
Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled $23,442, $25,896 and $22,845 at December 31, 2014, 2013 and 2012, respectively.
Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2014, 2013 and 2012, including customer satisfaction settlements during the year, were as follows:

	2014	2013	2012
Balance at January 1	$26,755	$22,710	$22,071
Charges to expense	37,879	33,265	28,590
Settlements	(36,911)	(29,220)	(27,951)
Balance at December 31	$27,723	$26,755	$22,710

Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 8 and 13.
Employee Stock Purchase and Savings Plan and preferred stock. The Company accounts for the Employee Stock Purchase and Savings Plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation – Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP, and the ESOP used dividends on unallocated preferred shares to service debt. Unallocated preferred shares held by the ESOP were not considered outstanding in calculating earnings per share of the Company. During 2014, the Company redeemed all remaining preferred shares for cash. See Note 11.
Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or underfunded plans. See Note 6.
Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 12.
Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.
Cumulative other comprehensive loss. At December 31, 2014, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $354,384, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $118,167 and unrealized net gains on marketable equity securities of $593. At December 31, 2013 and 2012, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $250,943 and $204,195, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $70,611 and $166,595, respectively, and unrealized gains on marketable equity securities of $510 and $401, respectively.
Revenue recognition. All revenues were recognized when products were shipped and title had passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.
Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.
Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included all expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and all costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were $50,019, $47,042 and $44,648 for 2014, 2013 and 2012, respectively. The settlement gain related to the titanium dioxide litigation reduced 2014 Costs of goods sold by $21,420. See Note 9.
Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred $299,201, $262,492 and $247,469 in advertising costs during 2014, 2013 and 2012, respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.
Earnings per share. Shares of preferred stock held in an unallocated account of the ESOP (see Note 11) and common stock held in a revocable trust (see Note 10) were not considered outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the two-class method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 15.
Impact of recently issued accounting standards. In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, "Revenue Recognition - Revenue from Contracts with Customers," which is a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The standard is effective for interim and annual periods beginning after December 15, 2016, and either full retrospective adoption or modified retrospective adoption is permitted. The Company is in the process of evaluating the impact of the standard.